ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2018
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ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 10:-	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2018	2017

Accrued products and licenses costs	74,487	70,252
Marketing expenses payable	10,083	16,373
Legal accrual	46,529	53,607
Other accrued expenses	42,875	36,336

	$173,974	$176,568